LOANS - Other loans (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
LOANS
Fixed annual interest rate	3.98%	4.36%
Carrying amount of the electronic equipment pledged	¥ 585,005	¥ 702,424	$ 84,818